Quarterly Results of Operations (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (unaudited)

13. Quarterly Results of Operations (unaudited)

Following is a summary of the quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands, except per share amounts):

	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenue	$282	$240	$262	$223

Operating expenses:
Research and development	786	700	818	1,477
General and administrative	1,083	913	1,013	887
Restructuring and asset impairment	9	9	8	8

Total expenses	1,878	1,622	1,839	2,372

Loss from operations	(1,596)	(1,382)	(1,577)	(2,149)
Interest expense, net	(366)	(379)	(381)	(394)
Other income (expense), including extinguishment of debt	2	—	(4)	—

Loss before income taxes	(1,960)	(1,761)	(1,962)	(2,543)
Income tax provision	(1)	—	—	—

Net loss	$(1,960)	$(1,761)	$(1,962)	$(2,543)

Basic and diluted net loss per common share	$(0.01)	$(0.01)	$(0.01)	$(0.01)

Shares used in computing basic and diluted net loss per common share	197,923	198,406	198,670	201,137

	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$182	$184	$242	$183

Operating expenses:
Research and development	1,480	1,584	1,292	651
General and administrative	1,135	1,440	1,020	679
Restructuring and asset impairment	10	10	10	9

Total expenses	2,625	3,034	2,322	1,339

Loss from operations	(2,443)	(2,850)	(2,080)	(1,156)
Interest expense, net	(5)	(45)	(369)	(365)
Other income	1	1	—	2

Loss before income taxes	(2,447)	(2,894)	(2 ,449)	(1,519)
Income tax benefit (provision)	—	—	—	—

Net loss	$(2,447)	$(2,894)	$(2,449)	$(1,519)

Basic and diluted net loss per common share	$(0.01)	$(0.02)	$(0.01)	$(0.01)

Shares used in computing basic and diluted net loss per common share	170,135	170,731	194,549	197,833